General (Detail) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 mi Y
General [Abstract]
Number of reportable business segments	5
Number of limited partnerships referred to as operating partnerships	5
Limited partner's ownership interest in each of our operating partnerships	98.9899%
General partner's ownership interest in each of our operating partnerships	1.0101%
Number of shares of Kinder Morgan Inc. Preferred Stock issued and sold	100,000
Maturity Date of Kinder Morgan Inc. Preferred Stock	2,057
Number of subsidiaries requiring the consent of holders of a majority of Kinder Morgan Inc. preferred shares to commence or file a voluntary bankruptcy proceeding	2
Ownership interest in the limited partnership held by Kinder Morgan Inc. and its consolidated subsidiaries	12.40%
Percentage of outstanding limited partner units held by Kinder Morgan Management, LLC	29.30%
El Paso Acquisition
Date definative agreement was announced	Oct. 16, 2011
Approximate enterprise value of KMI and El Paso once combined	$ 94
Approximate purchase price for El Paso acquisition	$ 38
Miles of pipe of combined entity	80,000
El Paso Corp's ownership interest in the limited partner units of El Paso Pipeline Partners LP	0.42
El Paso Corp's general parter interest in El Paso Partners LP	0.02
Period the acquisition is expected to close in	Q2 of 2012
Percent of KMI shareholders who voted in favor of El Paso acquisition	100.00%
Percent of El Paso shareholders who voted in favor of acquisition	more than 95%